Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 16 — Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through the date the Company issued the unaudited interim condensed consolidated financial statements. Other than the event disclosed below, there were no other subsequent events occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.

On March 27, 2025, the Company held the extraordinary general meeting to approve: (a) the issued 18,300,000 ordinary shares of par value of US$0.0000625 be re-designated and re-classified into Class A ordinary shares of par value US$0.0000625 each with 1 vote per share on a one for one basis, and the remaining authorized but unissued ordinary shares be re-designated and re-classified into (i) 581,700,000 Class A ordinary shares on a one for one basis and (ii) 200,000,000 Class B ordinary shares of par value US$0.0000625 each with 20 votes per share; (b) adopt new memorandum and articles of association of the Company to reflect the adoption of a dual-class share structure, and the provision of the rights and privileges of Class A ordinary shares and Class B ordinary shares; and (c) 4,640,000 Class A ordinary shares held by Valuable Fortune Limited be repurchased in exchange for the issuance of 4,640,000 Class B ordinary shares to Valuable Fortune Limited.